Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets

2025

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	18,282	6,587	2,514	9,798		18,899
Additions	289	1,675	3,659	661		5,995
Sales, retirements and other movements [A]	(808)	—	(3,588)	(572)		(4,160)
Currency translation differences	252	—	294	461		755
At December 31	18,015	8,262	2,879	10,348		21,489
Depreciation, depletion and amortisation, including impairments
At January 1	2,250	4,194		5,225		9,419
Charge for the year [B]	161	706		645		1,351
Sales, retirements and other movements [A]	(122)	—		(517)		(517)
Currency translation differences	64	—		226		226
At December 31	2,353	4,900		5,579		10,479
Carrying amount at December 31	15,662	3,362	2,879	4,769	[C]	11,010
[A]Includes the reclassification of assets classified as held for sale. (See Note 19).
[B]Includes impairment losses and reversals (except for Goodwill). (See Note 13).
[C]Includes software ($1,470 million), power purchase agreements, retail customer relationships and trademarks.
11. Goodwill and other intangible assets continued

2024

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	18,542	9,734	2,391	9,642		21,767
Additions	155	—	3,862	594		4,456
Sales, retirements and other movements [A]	(195)	(3,147)	(3,668)	(180)		(6,995)
Currency translation differences	(220)	—	(71)	(258)		(329)
At December 31	18,282	6,587	2,514	9,798		18,899
Depreciation, depletion and amortisation, including impairments
At January 1	1,882	6,751		4,763		11,514
Charge for the year [B]	510	590		744		1,334
Sales, retirements and other movements [A]	(101)	(3,147)		(169)		(3,316)
Currency translation differences	(41)	—		(113)		(113)
At December 31	2,250	4,194		5,225		9,419
Carrying amount at December 31	16,032	2,393	2,514	4,573	[C]	9,480
[A]Includes the reclassification of assets classified as held for sale. (See Note 19).
[B]Includes impairment losses and reversals. (See Note 13).
[C]Includes software ($1,013 million), power purchase agreements, retail customer relationships and trademarks.
Goodwill at December 31, 2025, related principally to the acquisition of BG Group plc in 2016, allocated to Integrated Gas ($4,945 million) and Upstream ($4,672 million) at the operating segment level, and to Pennzoil-Quaker State Company ($1,605 million), a lubricants business in the Marketing segment based largely in North America.